Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net Loss	$ (1,727)	$ (3,673)	$ (39,343)	$ (3,673)
Changes in Operating Assets and Liabilities
Accounts payable and accrued expenses			12,069	533
Net Cash Used in Operating Activities			(27,274)	(3,140)
Cash Flows from Financing Activities
Proceeds from related party			27,274	3,140
Net Cash Provided by Financing Activities			27,274	3,140
Net Increase (Decrease) in Cash
Cash at Beginning of Period
Cash at End of Period